DEBT OBLIGATIONS	6 Months Ended
Jun. 30, 2023
Disclosure of borrowing costs [Abstract]
DEBT OBLIGATIONS	DEBT OBLIGATIONS
The partnership’s debt obligations include the following:

	Jun. 30, 2023		Dec. 31, 2022
(US$ Millions)	Weighted-average rate	Debt balance	Weighted-average rate	Debt balance
Unsecured facilities:
Brookfield Property Partners’ credit facilities	7.09%	$2,900	6.19%	$3,090
Brookfield Property Partners’ corporate bonds	4.67%	1,888	4.12%	1,847
Brookfield Property Retail Holding LLC term debt	7.69%	1,504	6.90%	1,514
Brookfield Property Retail Holding LLC senior secured notes	5.20%	1,695	5.20%	1,695
Brookfield Property Retail Holding LLC corporate facility	7.94%	420	7.17%	320
Brookfield Property Retail Holding LLC junior subordinated notes	6.76%	192	5.86%	192
Subsidiary borrowings	6.93%	105	7.10%	458

Secured debt obligations:
Funds subscription credit facilities(1)	6.90%	2,498	6.19%	4,177
Fixed rate	4.19%	27,707	4.47%	16,155
Variable rate	7.79%	29,007	6.99%	29,416
Deferred financing costs		(348)		(302)
Total debt obligations		$67,568		$58,562

Current		25,784		19,704
Non-current		41,014		38,858
Debt associated with assets held for sale		770		—
Total debt obligations		$67,568		$58,562
(1)Funds subscription credit facilities are secured by co-investors’ capital commitments.

The partnership generally believes that it will be able to either extend the maturity date, repay, or refinance the debt that is scheduled to mature in 2023-2024; however, approximately 3% of its debt obligations represent non-recourse mortgages where the partnership has suspended contractual payment. The partnership is currently engaging in modification or restructuring discussions with the respective creditors. These negotiations may, under certain circumstances, result in certain properties securing these loans being transferred to the lenders.

Debt obligations include foreign currency denominated debt in the functional currencies of the borrowing subsidiaries. Debt obligations by currency are as follows:

	Jun. 30, 2023			Dec. 31, 2022
(Millions)	U.S. Dollars		Local currency	U.S. Dollars		Local currency
U.S. Dollars	$42,868		$42,868	$44,049		$44,049
Euros	7,379		€6,764	96		€90
British Pounds	6,105		£4,806	5,079		£4,203
Canadian Dollars	3,942	C$	5,221	4,027	C$	5,455
Brazilian Reais	1,970	R$	9,495	554	R$	2,888
Indian Rupee	2,214	Rs	181,461	1,777	Rs	146,860
South Korean Won	1,731	₩	2,280,000	1,808	₩	2,280,000
Australian Dollars	1,151	A$	1,727	1,300	A$	1,908
Chinese Yuan	426	C¥	3,095	174	C¥	1,204
Hong Kong Dollar	93	HK$	726	—	HK$	—
Swedish Krona	37	SEK	400	—	SEK	—
Deferred financing costs	(348)			(302)
Total debt obligations	$67,568			$58,562
The components of changes in debt obligations, including changes related to cash flows from financing activities, are summarized in the table below:

			Non-cash changes in debt obligations
(US$ Millions)	Dec. 31, 2022	Debt obligation issuance, net of repayments	Debt from asset acquisitions	Assumed by purchaser	Amortization of deferred financing costs and (premium) discount	Foreign currency translation	Acquisition of Foreign Investments(1)	Other	Jun. 30, 2023
Debt obligations	$58,562	(2,590)	394	(88)	101	552	10,674	(37)	$67,568
(1)See Note 28, Related Parties for further information on the Acquisition of Foreign Investments.